Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	May 29, 2020	Dec. 31, 2020	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay-Versus-Performance Disclosure

As required by Item 402(v) of Regulation S-K, the Company is providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of the four years in the period ended December 31, 2023

. The following table summarizes compensation values reported in the Summary Compensation Table for our CEO and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” (calculated in accordance with the SEC’s valuation rules) and the Company’s financial performance for the years ended December 31, 2023, 2022, 2021 and 2020:

							Value of Initial Fixed $100 Investment Based On:		Stated in Millions
Year	Summary Compensation Table Total for First CEO (1)	Summary Compensation Table Total for Second CEO (1)	Compensation Actually Paid to First CEO (2)(5)	Compensation Actually Paid to Second CEO (2)	Average Summary Compensation Table Total for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)(5)	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income	ROIC Percentile Rank (4)
2023	7,988,083	—	3,867,277	—	1,940,393	1,182,476	47.94	99.71	37,025	81st
2022	6,406,396	—	4,556,233	—	1,602,577	1,251,954	54.77	77.80	19,658	72nd
2021	6,548,130	—	3,511,963	—	1,512,288	790,566	60.07	51.07	20,219	100th
2020	5,445,044	12,531,614	3,820,946	9,059,322	2,027,272	1,381,972	71.12	54.86	(97,497)	87th
(1)
The CEO and the non-CEO NEOs for each year are as follows:
a.
2023: Mr. Bruno (CEO), Mr. Hill, Ms. Gresham and Mr. Tattoli
b.
2022: Mr. Bruno (CEO), Mr. Hill, Ms. Gresham and Mr. Tattoli
c.
2021: Mr. Bruno (CEO), Mr. Hill, Ms. Gresham, and Mr. Tattoli
d.
2020: Mr. Bruno (CEO from May 29, 2020 to Present, or “First CEO”), Mr. Demshur (CEO from January 1, 2020 to May 29, 2020, or “Second CEO”) and Mr. Hill
(2)
The values in this column disclose the amount of compensation actually paid calculated in accordance with SEC rules. These amounts do not reflect the actual amounts of compensation paid to our NEOs during the respective year. More detailed tables follow these footnotes to explain the adjustments that were made to the Summary Compensation Table values.
(3)
The values in this column disclose the average cumulative total shareholder return of the Compensation Peer Group as of December 31 for each respective fiscal year. The Compensation Peer Group is used by the Company for purposes of determining relative performance. Total Shareholder Return has been calculated in the same manner as provided in Item 201(e) of Regulation S-K under the Exchange Act.
(4)
ROIC is the most important performance condition associated with NEO equity incentive compensation that is not otherwise required to be disclosed in this table. ROIC percentile rank reflects proforma adjustments for extraordinary events occurring in 2020 and 2022. ROIC is based on Bloomberg's calculation on the trailing four quarters from the most recently reported quarter and the balance sheet of the most recent reported quarter.
(5)
There are no pension-related adjustments required for our First CEO or other NEOs during any of the fiscal years included in this table.

The following tables contain a breakdown of the “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Other NEOs” included in the table above.

	2023	2022	2021	2020
FIRST CEO SUMMARY COMPENSATION TABLE TOTALS	7,988,083	6,406,396	6,548,130	5,445,044
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table (1)	(6,514,988)	(4,873,523)	(4,939,861)	(4,257,913)
Fair value at year end of equity awards granted during the year	4,307,468	3,576,792	2,897,202	3,425,467
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(1,153,205)	(370,096)	(669,496)	(515,960)
Change in fair value of equity awards granted in prior years that vested as of the end of the year	(760,081)	(183,336)	(194,179)	(152,691)
Equity awards granted in prior years that were forfeited during the year	—	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—
Salary reduction due to COVID-19 Business Interruptions	—	—	(129,833)	(123,000)
Total Equity Award Related Adjustments	(4,120,806)	(1,850,163)	(3,036,168)	(1,624,098)
COMPENSATION ACTUALLY PAID TOTALS	3,867,277	4,556,233	3,511,963	3,820,946
(1)
The values in this row are calculated based on grant date fair value of the equity awards granted to our CEO, Mr. Bruno, for the respective year. See the Summary Compensation Table for details.

	2023	2022	2021	2020
SECOND CEO SUMMARY COMPENSATION TABLE TOTALS	—	—	—	12,531,614
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table (1)	—	—	—	(6,750,425)
Fair value at year end of equity awards granted during the year	—	—	—	5,430,678
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—	—	(1,225,401)
Change in fair value of equity awards granted in prior years that vested as of the end of the year	—	—	—	(469,144)
Equity awards granted in prior years that were forfeited during the year	—	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—
Salary reduction due to COVID-19 Business Interruptions	—	—	—	—
Actuarial Present Value of Pension Benefits	—	—	—	(708,000)
Pension Benefit Adjustments for CEO	—	—	—	250,000
Total Equity Award Related Adjustments	—	—	—	(3,472,292)
COMPENSATION ACTUALLY PAID TOTALS	—	—	—	9,059,322
(1)
The values in this row are calculated based on grant date fair value of the equity awards granted to our former CEO, Mr. Demshur, for the respective year.

	2023	2022	2021	2020
NON-CEO NEOS SUMMARY COMPENSATION TABLE TOTALS	1,940,393	1,602,577	1,512,288	2,027,272
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table (1)	(1,337,694)	(999,662)	(932,088)	(1,479,243)
Fair value at year end of equity awards granted during the year	886,196	733,675	414,082	1,190,043
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(180,261)	(53,477)	(105,186)	(262,584)
Change in fair value of equity awards granted in prior years that vested as of the end of the year	(126,158)	(31,159)	(37,835)	(29,016)
Equity awards granted in prior years that were forfeited during the year	—	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—
Salary reduction due to COVID-19 Business Interruptions	—	—	(60,694)	(64,500)
Total Equity Award Related Adjustments	(757,917)	(350,623)	(721,722)	(645,300)
COMPENSATION ACTUALLY PAID TOTALS	1,182,476	1,251,954	790,566	1,381,972
(1)
The values in this row are calculated based on grant date fair value of the equity awards granted to our other NEOs (other than the CEO) for the respective year. See the Summary Compensation Table for details.

Company Selected Measure Name			ROIC
Named Executive Officers, Footnote
(1)
The CEO and the non-CEO NEOs for each year are as follows:
a.
2023: Mr. Bruno (CEO), Mr. Hill, Ms. Gresham and Mr. Tattoli
b.
2022: Mr. Bruno (CEO), Mr. Hill, Ms. Gresham and Mr. Tattoli
c.
2021: Mr. Bruno (CEO), Mr. Hill, Ms. Gresham, and Mr. Tattoli
d.
2020: Mr. Bruno (CEO from May 29, 2020 to Present, or “First CEO”), Mr. Demshur (CEO from January 1, 2020 to May 29, 2020, or “Second CEO”) and Mr. Hill

Peer Group Issuers, Footnote
(3)
The values in this column disclose the average cumulative total shareholder return of the Compensation Peer Group as of December 31 for each respective fiscal year. The Compensation Peer Group is used by the Company for purposes of determining relative performance. Total Shareholder Return has been calculated in the same manner as provided in Item 201(e) of Regulation S-K under the Exchange Act.

Adjustment To PEO Compensation, Footnote

The following tables contain a breakdown of the “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Other NEOs” included in the table above.

	2023	2022	2021	2020
FIRST CEO SUMMARY COMPENSATION TABLE TOTALS	7,988,083	6,406,396	6,548,130	5,445,044
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table (1)	(6,514,988)	(4,873,523)	(4,939,861)	(4,257,913)
Fair value at year end of equity awards granted during the year	4,307,468	3,576,792	2,897,202	3,425,467
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(1,153,205)	(370,096)	(669,496)	(515,960)
Change in fair value of equity awards granted in prior years that vested as of the end of the year	(760,081)	(183,336)	(194,179)	(152,691)
Equity awards granted in prior years that were forfeited during the year	—	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—
Salary reduction due to COVID-19 Business Interruptions	—	—	(129,833)	(123,000)
Total Equity Award Related Adjustments	(4,120,806)	(1,850,163)	(3,036,168)	(1,624,098)
COMPENSATION ACTUALLY PAID TOTALS	3,867,277	4,556,233	3,511,963	3,820,946
(1)
The values in this row are calculated based on grant date fair value of the equity awards granted to our CEO, Mr. Bruno, for the respective year. See the Summary Compensation Table for details.

	2023	2022	2021	2020
SECOND CEO SUMMARY COMPENSATION TABLE TOTALS	—	—	—	12,531,614
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table (1)	—	—	—	(6,750,425)
Fair value at year end of equity awards granted during the year	—	—	—	5,430,678
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—	—	(1,225,401)
Change in fair value of equity awards granted in prior years that vested as of the end of the year	—	—	—	(469,144)
Equity awards granted in prior years that were forfeited during the year	—	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—
Salary reduction due to COVID-19 Business Interruptions	—	—	—	—
Actuarial Present Value of Pension Benefits	—	—	—	(708,000)
Pension Benefit Adjustments for CEO	—	—	—	250,000
Total Equity Award Related Adjustments	—	—	—	(3,472,292)
COMPENSATION ACTUALLY PAID TOTALS	—	—	—	9,059,322
(1)
The values in this row are calculated based on grant date fair value of the equity awards granted to our former CEO, Mr. Demshur, for the respective year.

Non-PEO NEO Average Total Compensation Amount			$ 1,940,393	$ 1,602,577	$ 1,512,288	$ 2,027,272
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,182,476	1,251,954	790,566	1,381,972
Adjustment to Non-PEO NEO Compensation Footnote

	2023	2022	2021	2020
NON-CEO NEOS SUMMARY COMPENSATION TABLE TOTALS	1,940,393	1,602,577	1,512,288	2,027,272
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table (1)	(1,337,694)	(999,662)	(932,088)	(1,479,243)
Fair value at year end of equity awards granted during the year	886,196	733,675	414,082	1,190,043
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(180,261)	(53,477)	(105,186)	(262,584)
Change in fair value of equity awards granted in prior years that vested as of the end of the year	(126,158)	(31,159)	(37,835)	(29,016)
Equity awards granted in prior years that were forfeited during the year	—	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—
Salary reduction due to COVID-19 Business Interruptions	—	—	(60,694)	(64,500)
Total Equity Award Related Adjustments	(757,917)	(350,623)	(721,722)	(645,300)
COMPENSATION ACTUALLY PAID TOTALS	1,182,476	1,251,954	790,566	1,381,972
(1)
The values in this row are calculated based on grant date fair value of the equity awards granted to our other NEOs (other than the CEO) for the respective year. See the Summary Compensation Table for details.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table contains the five most important financial performance measures used by our Compensation Committee to link “compensation actually paid” to our First and Second CEO and other NEOs in 2023 with Company performance. Each of these performance measures are discussed further herein above.

Most Important Performance Measures
End of Performance Period ROIC Percentile Rank
Revenue Growth
Expansion of Operating Margins
EPS Growth
Total Shareholder Return

Total Shareholder Return Amount			$ 47.94	54.77	60.07	71.12
Peer Group Total Shareholder Return Amount			99.71	77.8	51.07	54.86
Net Income (Loss)			$ 37,025,000,000	$ 19,658,000,000	$ 20,219,000,000	$ (97,497,000,000)
Company Selected Measure Amount			0.81	0.72	1	0.87
PEO Name			Mr. Bruno	Mr. Bruno	Mr. Bruno
Measure:: 1
Pay vs Performance Disclosure
Name			End of Performance Period ROIC Percentile Rank
Measure:: 2
Pay vs Performance Disclosure
Name			Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name			Expansion of Operating Margins
Measure:: 4
Pay vs Performance Disclosure
Name			EPS Growth
Measure:: 5
Pay vs Performance Disclosure
Name			Total Shareholder Return
First CEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 7,988,083	$ 6,406,396	$ 6,548,130	$ 5,445,044
PEO Actually Paid Compensation Amount			3,867,277	4,556,233	3,511,963	3,820,946
PEO Name		Mr. Bruno
Second CEO [member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	0	12,531,614
PEO Actually Paid Compensation Amount			0	0	0	9,059,322
PEO Name	Mr. Demshur
PEO | First CEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,120,806)	(1,850,163)	(3,036,168)	(1,624,098)
PEO | First CEO [Member] | Fair Value of Equity Awards Granted During the Year from the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,514,988)	(4,873,523)	(4,939,861)	(4,257,913)
PEO | First CEO [Member] | Fair Value at Year End of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,307,468	3,576,792	2,897,202	3,425,467
PEO | First CEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that were Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,153,205)	(370,096)	(669,496)	(515,960)
PEO | First CEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested as of the End of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(760,081)	(183,336)	(194,179)	(152,691)
PEO | First CEO [Member] | Equity Awards Granted in Prior Years that were Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | First CEO [Member] | Dividends or Other Earnings Paid on Equity Awards During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | First CEO [Member] | Salary Reduction Due to COVID-19 Business Interruptions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(129,833)	(123,000)
PEO | Second CEO [member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(3,472,292)
PEO | Second CEO [member] | Fair Value of Equity Awards Granted During the Year from the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(6,750,425)
PEO | Second CEO [member] | Fair Value at Year End of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	5,430,678
PEO | Second CEO [member] | Change in Fair Value of Equity Awards Granted in Prior Years that were Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(1,225,401)
PEO | Second CEO [member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested as of the End of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(469,144)
PEO | Second CEO [member] | Equity Awards Granted in Prior Years that were Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Second CEO [member] | Dividends or Other Earnings Paid on Equity Awards During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Second CEO [member] | Salary Reduction Due to COVID-19 Business Interruptions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Second CEO [member] | Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(708,000)
PEO | Second CEO [member] | Pension Benefit Adjustments for CEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	250,000
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(757,917)	(350,623)	(721,722)	(645,300)
Non-PEO NEO | Fair Value of Equity Awards Granted During the Year from the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,337,694)	(999,662)	(932,088)	(1,479,243)
Non-PEO NEO | Fair Value at Year End of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			886,196	733,675	414,082	1,190,043
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years that were Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(180,261)	(53,477)	(105,186)	(262,584)
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested as of the End of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(126,158)	(31,159)	(37,835)	(29,016)
Non-PEO NEO | Equity Awards Granted in Prior Years that were Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Salary Reduction Due to COVID-19 Business Interruptions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ (60,694)	$ (64,500)